Share-Based Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Sharebased plan [Abstract]
Share-Based Plan
26. Share-based plan
a) Share-based Plan
The establishment of the Plan was approved by the Board of Director’s meeting on December 6, 2019 and the first grant of RSUs and PSUs was on December 10, 2019.
Under the Restricted Stock Unit plan, stocks are awarded at no cost to the recipient upon their grant date. RSUs are granted semi-annually, their vesting conditions are service related and they vest at a rate of 20% after three years,
20
% after four years, and
60
% after five years. After the vesting periods, common shares will be issued to the recipients. For the PSUs, the vesting is the following: (i) 33% will vest on the third year after the grant, (ii) 33% will vest on the fourth year after the grant and (iii) 34% will vest on the fifth year after the grant date.
Under the Performance Share Unit, stocks are awarded at no cost to eligible participants and their vesting conditions are based on five-year period metrics and also based on the total shareholder return (TSR), including share price growth, dividends and capital returns.
If an eligible participant ceases to be employed by the Company, within the vesting period, the rights will be forfeited, except in limited circumstances that are approved by the board on a case-by-case
basis.
Once the PSUs are vested, the shares of common stock that are delivered must be held for an additional one-year
period, typically for a total combined vesting and holding period of six years from the grant date.

b) Fair value of shares granted
Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model and underlying assumptions, which depends on the terms and conditions of the grant and the information available at the grant date.
The Company uses certain methodologies to estimate fair value which include the following:

•	Estimation of fair value based on equity transactions with third parties close to the grant date; and

•	Other valuation techniques including share pricing models such as Monte Carlo.
These estimates also require determination of the most appropriate inputs to the valuation models including assumptions regarding the expected life of a share-based payment or appreciation right, expected volatility of the price of the Group’s shares and expected dividend yield.
c) Outstanding shares granted and valuation inputs
The maximum number of shares available for issuance under the share-based plan shall not exceed
5
% of the issued and outstanding shares. As of September 30, 2020, the outstanding number of Company reserved under the plans were
5,950,244
(December 31, 2019—
4,112,046
) including
3,759,867
RSUs (December 31, 2019—
1,921,669
) and
2,190,377
PSUs (December 31, 2019—
2,190,377
).
For the nine and three months period ended September 2020 , total compensation expense of both plans were R$
113,464
and R$
44,352
, including R$
34,917
and R$
12,578
of tax provisions and does not include any tax benefits on total share-based compensation expense once, as this expense is not deductible for tax purposes. The tax benefits will be perceived when the shares are converted into common shares.
The original weighted-average grant-date fair value of RSU and PSU shares was US$
27
and US$
34.56
respectively. In May 2020, the Company decided to update the measurement condition of its PSU shares, replacing the TSR measurement from US Dollars (US$) to Brazilian Reais (R$), being therefore subject to exchange variation. The weighted-average grant-date fair value of PSU shares for the updated plan was US$
52.41
. The incremental fair value will be recognised as an expense over the period from the modification date to the end of the vesting period. All other conditions of the PSU shares plan has not been modified. The average grant date fair value in the period was US$
45,92
.
During the nine months period ended September 30, 2020, there were
298,750
forfeited RSUs,
1,934,000
RSUs shares granted and no exercised, expired or vested.

30. Share-based plan
a) Share-based Plan
The establishment of the Plan was approved by the Board of Director’s meeting on December 6, 2019 and the first grant of RSUs and PSUs was on December 10, 2019.
Under the Restricted Stock Unit plan, stocks are awarded at no cost to the recipient upon their grant date. RSUs are granted semi-annually, their vesting conditions are service related and they vest at a rate of 20% after three years, 20% after four years, and 60% after five years. After the vesting periods, common shares will be issued to the recipients. For the PSUs, the vesting is the following: (i) 33% will vest on the third year after the grant, (ii) 33%% will vest on the fourth year after the grant and (iii) 34% will vest on the fifth year after the grant date.
Under the Performance Share Unit, stocks are granted to eligible participants and their vesting conditions are based on five-year period metrics and also based on the total shareholder return (TSR), including share price growth, dividends and capital returns.
If an elegible participant ceases to be employed by the Company, within the vesting period, the rights will be forfeited, except in limited circumstances that are approved by the board on a case-bycase basis.
Once the PSUs are vested, the shares of common stock that are delivered must be held for an additional one-year
period, typically for a total combined vesting and holding period of six years from the grant date.
b) Fair value of shares granted
Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model and underlying assumptions, which depends on the terms and conditions of the grant and the information available at the grant date.

The Company uses certain methodologies to estimate fair value which include the following:

•	Estimation of fair value based on equity transactions with third parties close to the grant date; and

•	Other valuation techniques including share pricing models such as Monte Carlo.
These estimates also require determination of the most appropriate inputs to the valuation models including assumptions regarding the expected life of a share-based payment or appreciation right, expected volatility of the price of the Group’s shares and expected dividend yield.
c) Outstanding shares granted and valuation inputs
The maximum number of shares available for issuance under the share-based plan shall not exceed 5% of the issued and outstanding shares. As of December 31, 2019, the outstanding number of Company reserved under the plans were 4,112,046 including 1,921,669 RSUs and 2,190,377 PSUs.
For the year ended December 31, 2019, total compensation expense of both plans were R$7,502, including R$ 2,131 of tax provisions and does not include any tax benefits on total share-based compensation expense once, this expense is not deductible for tax purposes. The tax benefits will be perceived when the shares are converted into common shares.
The weighted-average grant-date fair value of RSU and PSU shares was US$27 and US$ 34,56 respectively.
There was no shares exercised, forfeited, expired or vested during 2019.